Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
Dec. 31, 2019	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets	Total
Balance, Jan. 1, 2019	$52,206	$873,781	$1,998,439	$2,473,176	$180,151	$5,577,753
Additions	17,016	109,372	-	33,309	22,158	181,855
Acquisition (note 5)	-	91,332	3,157	-	373	94,862
Capitalized stripping and development	-	-	103,108	-	-	103,108
Decommissioning and restoration	-	41	3,314	86,053	-	89,408
Interest capitalized	-	9,890	-	-	-	9,890
Transfers and other movements	-	(30,000)	642	30,406	(1,048)	-
Impairment (note 6e)	-	(322,249)	-	-	-	(322,249)
Disposals	-	(2,029)	-	(10,747)	(1,533)	(14,309)
Effects of movements in exchange rates	681	1,528	41,080	38,452	1,793	83,534
Other	-	2,208	(3,157)	3,103	78	2,232
Balance, Dec. 31, 2019	69,903	733,874	2,146,583	2,653,752	201,972	5,806,084

Accumulated depreciation
Balance, Jan. 1, 2019	-	-	780,754	872,330	89,877	1,742,961
Depreciation for the year	-	-	154,970	179,062	19,850	353,882
Disposals	-	-	-	(6,675)	-	(6,675)
Effects of movement in exchange rates	-	-	27,806	24,970	581	53,357
Balance, Dec. 31, 2019	-	-	963,530	1,069,687	110,308	2,143,525
Net book value	$69,903	$733,874	$1,183,053	$1,584,065	$91,664	$3,662,559

Dec. 31, 2018	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, Dec. 31, 2017	$23,010	$933,531	$1,975,061	$2,536,019	$-	$5,467,621
Additions	9,950	88,920	-	16,689	-	115,559
Acquisitions	21,654	-	-	-	-	21,654
Capitalized stripping and development	-	-	84,023	-	-	84,023
Decommissioning and restoration	-	15	1,711	7,272	-	8,998
Interest capitalized	-	13,172	-	-	-	13,172
Transfers and other movements	-	(152,781)	2,132	150,649	-	-
Disposals	(1,208)	(4,034)	-	(9,749)	-	(14,991)
Effects of movements in exchange rates	(1,197)	(3,873)	(65,434)	(62,757)	-	(133,261)
Other	(3)	(1,169)	946	224	-	(2)
Balance, Dec. 31, 2018	52,206	873,781	1,998,439	2,638,347	-	5,562,773
IFRS 16 Adjustments[1]	-	-	-	(165,171)	180,151	14,980
Balance, Jan. 1, 2019	52,206	873,781	1,998,439	2,473,176	180,151	5,577,753

Accumulated depreciation
Balance, Dec. 31, 2017	-	-	683,183	820,205	-	1,503,388
Depreciation for the year	-	-	141,218	189,354	-	330,572
Disposals	-	-	-	(6,780)	-	(6,780)
Effects of movement in exchange rates	-	-	(43,469)	(40,211)	-	(83,680)
Other	-	-	(178)	(361)	-	(539)
Balance, Dec. 31, 2018	-	-	780,754	962,207	-	1,742,961
IFRS 16 Adjustments[1]	-	-	-	(89,877)	89,877	-
Balance, Jan. 1, 2019	-	-	780,754	872,330	89,877	1,742,961
Net book value, Dec.31, 2018	52,206	873,781	1,217,685	1,676,140	-	3,819,812
Net book value, Jan.1, 2019	$52,206	$873,781	$1,217,685	$1,600,846	$90,274	$3,834,792
[1] IFRS 16 is effective January 1, 2019 for prospective periods. For further information about the adoption of IFRS 16, refer to Note 4.

Disclosure of detailed information about sensitivity analysis for property, plant and equipment [Table Text Block]
Decrease in FVLCD as at
Change in key assumption	Sep. 30, 2019
Decrease of 10% in the average LOM copper prices	$308,148
1.0 percentage point increase in the real discount rate	135,733
One year additional delay in the start of project construction	76,921